Geographical Information (Tables)	3 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Schedule of Geograpical Information

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2012	2011	2012	2011
Canada	$14,065	$10,499	$26,211	$20,381
United States	7,636	5,829	15,594	11,059
Others	119	84	332	698
Total	$21,820	$16,412	$42,137	$32,138